BLACKROCK MUNIYIELD QUALITY FUND III, INC.

ARTICLES OF AMENDMENT

AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING

AND FIXING THE RIGHTS AND PREFERENCES

OF VARIABLE RATE DEMAND PREFERRED SHARES

This is to certify that:

First:                The charter of BlackRock MuniYield Quality Fund III, Inc., a Maryland corporation (“Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated as of May 17, 2011 (as amended to date, the “Articles Supplementary”).

Second:           The charter of the Corporation is hereby amended by inserting the following as Section 13(i) of Part I of the Articles Supplementary and inserting Appendix A attached hereto as Appendix A of the Articles Supplementary:

“(i)  Appendix A Incorporated by Reference. The Notice of Special Rate Period attached as Appendix A hereto amends, modifies, and is a part of, these Articles Supplementary. In the event of any conflict between the terms of Appendix A and any other terms of these Articles Supplementary during the Special Rate Period specified in Appendix A, the terms of Appendix A shall govern.”

Third:                          The amendments to the charter of the Corporation as set forth above in these Articles of Amendment have been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

Fourth:            As amended hereby, the charter of the Corporation shall remain in full force and effect.

Fifth:               These Articles of Amendment shall be effective as of June 22, 2022.

[Signature Page Follows]

            IN WITNESS WHEREOF, BlackRock MuniYield Quality Fund III, Inc. has caused these Articles of Amendment to be signed as of June 17, 2022, in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information, and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.

                                                                                    By: /s/ Jonathan Diorio

                                                                                    Name:  Jonathan Diorio

                                                                                    Title:  Vice President

ATTEST:

/s/ Janey Ahn

Name:  Janey Ahn

Title:  Secretary

APPENDIX A

[Attached]

BLACKROCK MUNIYIELD QUALITY FUND III, INC. (THE “FUND”)

SERIES W-7
VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP NO. 09254E863*

Notice of Special Rate Period

June 17, 2022

BlackRock MuniYield Quality Fund III, Inc.
100 Bellevue Parkway
Wilmington, Delaware 19809

To: Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Articles Supplementary Establishing and Fixing the Rights and Preferences of VRDP Shares dated May 17, 2011 (the “Articles Supplementary”), the Fund hereby notifies the Liquidity Provider, the Remarketing Agent and the Holders of the VRDP Shares that the Fund has determined to designate the next succeeding Rate Period for VRDP Shares as a Special Rate Period. The first day of the Special Rate Period shall be June 22, 2022 (the “Special Rate Period Commencement Date”) and the last day of the Special Rate Period shall be June 21, 2023.

The Special Rate Period shall not commence if (1) any VRDP Shares are owned by the Liquidity Provider pursuant to the Purchase Obligation on either the Rate Determination Date immediately preceding the Special Rate Period or on the first day of the Special Rate Period or (2) full cumulative dividends or any amounts due with respect to redemptions payable prior to such Rate Determination Date have not been paid in full.

Certain capitalized terms used in this Notice of Special Rate Period are defined in Appendix A hereto. Capitalized terms used but not defined in this Notice of Special Rate Period, including in Appendix A hereto, shall have the meanings given to such terms in the Articles Supplementary.

Calculation of Dividends During Special Rate Period

For each SRP Calculation Period for the VRDP Shares, the dividend rate on the VRDP Shares (the “SRP Applicable Rate”) shall be calculated by the Tender and Paying Agent and shall be equal to the rate per annum that results from the sum of the (1) Base Rate and (2) Ratings Spread (the “SRP Applicable Rate Determination”); provided that, in no event shall the SPR Applicable Rate Determination be less than 1.05%. During the Special Rate Period, references in the Articles Supplementary and the other Related Documents to the “Applicable Rate Determination,” the “Applicable Rate,” a “Subsequent Rate Period” or a “Rate Determination Date,” in each case with respect to the VRDP Shares, shall be deemed to be references to the SRP Applicable Rate Determination, the SRP Applicable Rate, an SRP Calculation Period or an SRP Calculation Date, respectively. The SRP Applicable Rate for any SRP Calculation Period (or part thereof) shall in no event be greater than the Maximum Rate.  For the avoidance of doubt, nothing contained in this Notice of Special Rate Period shall limit the payment of Additional Amounts under Section 2(e) of the Articles Supplementary.

* NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any  notice or as printed  on any VRDP Share certificate. It is included solely as a convenience to Holders of VRDP Shares.

The amount of dividends payable on each VRDP Share on any Dividend Payment Date during the Special Rate Period shall be calculated by the Tender and Paying Agent and shall equal the sum of the dividends accumulated but not yet paid for each SRP Calculation Period (or part thereof) and, if applicable, any other Rate Period (or part thereof) occurring during the related Dividend Period. The amount of dividends accumulated for each such SRP Calculation Period (or part thereof) shall be computed by multiplying the SRP Applicable Rate for the VRDP Shares for such SRP Calculation Period (or part thereof) by a fraction, the numerator of which shall be the number of days in such SRP Calculation Period (or part thereof) and the denominator of which shall be the actual number of days in the year (365 or 366), and multiplying such product by $100,000.

During the Special Rate Period, the scheduled Dividend Payment Dates for the VRDP Shares shall continue to be the first Business Day of each calendar month.

Optional Tender and Transfers of VRDP Shares

During the Special Rate Period, Beneficial Owners and Holders shall not have the right to tender their VRDP Shares for Remarketing pursuant to an Optional Tender.

The Fund agrees, however, that during the Special Rate Period, a Beneficial Owner or Holder of VRDP Shares may sell, transfer or otherwise dispose of VRDP Shares in whole shares only to (i) Persons that such Beneficial Owner or Holder reasonably believes are QIBs that are either registered closed-end management investment companies,  the common shares of which are traded on a national securities exchange (“Closed-End Funds”), banks, insurance companies, companies that are included in the S&P 500 Index (and their direct or indirect wholly owned subsidiaries) or registered open-end management investment companies or (ii) such other Persons approved in writing by the Fund, in each case, pursuant to Rule 144A of the Securities Act or another available exemption from registration under the Securities Act, in a manner not involving any public offering within the meaning of Section 4(a)(2) of the Securities Act. Any transfer in violation of the foregoing restrictions shall be void ab initio and any transferee of VRDP Shares transferred in violation of the foregoing restrictions shall be deemed to agree to hold all payments it received on any such improperly transferred VRDP Shares in trust for the benefit of the transferor of such VRDP Shares.

2

Additional Provisions Relating to the Termination of Special Rate Period

If at any time the Total Holder of the VRDP Shares is also the Liquidity Provider with respect to the VRDP Shares under the terms of the then effective VRDP Shares Purchase Agreement, and the Total Holder has purchased the VRDP Shares in its individual capacity and not in its capacity as Liquidity Provider pursuant to the Purchase Obligation (in such capacity, an “LP Holder”), then such LP Holder acknowledges that (i) such purchase of the VRDP Shares by the LP Holder does not constitute a Failed Remarketing Condition-Purchased VRDP Shares, and (ii) except as provided below, the beneficial ownership of such VRDP Shares by the LP Holder shall not require a Failed Remarketing Condition-Purchased VRDP Shares Redemption.

If the Scheduled Termination Date for the VRDP Shares is further extended to a succeeding Scheduled Termination Date in accordance with the terms of the VRDP Shares Purchase Agreement, then, unless the Special Rate Period has been extended in accordance with the procedures set forth below, the VRDP Shares beneficially owned by any Beneficial Owner will be deemed automatically tendered for Remarketing on the seventh day prior to the last day of the Special Rate Period (the “Automatic Tender Date”) with a Purchase Date occurring on the first day of the Subsequent Rate Period immediately succeeding the Special Rate Period. Notice of the extension of the Scheduled Termination Date for the VRDP Shares and the automatic tender of such VRDP Shares for Remarketing shall be provided by or on behalf of the Fund to the Holders of such VRDP Shares as soon as reasonably practicable upon the extension of the Scheduled Termination Date, but in no event later than one Business Day before the Automatic Tender Date. Notwithstanding the foregoing provisions of this Notice of Special Rate Period, if any VRDP Shares beneficially owned by the LP Holder for federal income tax purposes on such Purchase Date are not successfully remarketed for purchase on such Purchase Date, a Failed Remarketing Condition-Purchased VRDP Shares will be deemed to exist in respect of such VRDP Shares for all purposes of the Articles Supplementary (including Section 10(b) of Part I thereof and the definition of Maximum Rate) and the other Related Documents and, as of such Purchase Date, such VRDP Shares will be deemed beneficially owned by the Liquidity Provider in its capacity as Liquidity Provider. Accordingly, all such VRDP Shares deemed beneficially owned by the Liquidity Provider will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents. For the avoidance of doubt, if any VRDP Shares beneficially owned by a Beneficial Owner other than the LP Holder are not successfully remarketed on the Purchase Date relating to the Automatic Tender Date and are purchased by the Liquidity Provider pursuant to the Purchase Obligation, such VRDP Shares shall constitute Failed Remarketing Condition-Purchased VRDP Shares, such VRDP Shares will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents.

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The Fund shall have the right, exercisable not more than 120 days nor less than 90 days prior to the last day of the Special Rate Period, to request that each Holder of the VRDP Shares (x) extend the term of the Special Rate Period for the VRDP Shares for an additional 364-day period, which request may be conditioned upon terms and conditions that are different from the terms and conditions herein, including, without limitation, the further extension of the Scheduled Termination Date and (y) notify the Fund and the Tender and Paying Agent of such Holder’s acceptance or rejection of such request within 30 days after receiving such request. If any Holder of the VRDP Shares fails to notify the Fund and the Tender and Paying Agent of its acceptance or rejection of the Fund’s request for extension within 30 days after receiving such request, such failure to respond shall constitute a rejection of such request. Any acceptance by a Holder within such 30-day period may be conditioned upon terms and conditions, including, without limitation, the further extension of the Scheduled Termination Date, that are different from the terms and conditions herein or the terms proposed by the Fund in making an extension request (a “Conditional Acceptance”). If any Holder provides a  Conditional Acceptance, then the Fund shall have 30 days thereafter to notify the Total Holders and the Tender and Paying Agent of the Fund’s acceptance or rejection of the terms and conditions specified in any such Conditional Acceptance. The Fund’s failure to notify the Total Holders and the Tender and Paying Agent within such 30-day period will be deemed a rejection of the terms and conditions specified in a Conditional Acceptance. Each Holder of the VRDP Shares may grant or deny any request for extension of the Special Rate Period for the VRDP Shares in their sole and absolute discretion and any request for such extension will be effective only if granted by the Total Holders. Notwithstanding the foregoing, each of the provisions of this paragraph, including without limitation the notice provisions, may be waived by written agreement of the Fund and the Total Holders.

If the Scheduled Termination Date is not further extended to a succeeding Scheduled Termination Date in accordance with the terms of the VRDP Shares Purchase Agreement or if the VRDP Shares Purchase Agreement is otherwise terminated on or prior to the Scheduled Termination Date for any reason, then the VRDP Shares beneficially owned by any Beneficial Owner will be deemed automatically tendered for Remarketing on the seventh day prior to the Scheduled Termination Date (whether or not the VRDP Shares Purchase Agreement has terminated on or prior to such date) with a Purchase Date occurring on such Scheduled Termination Date. Notice of the automatic tender of such VRDP Shares for Remarketing shall be provided by or on behalf of the Fund to the Holders of such VRDP Shares as soon as reasonably practicable prior to, but in no event later than one Business Day before, the Automatic Tender Date. Notwithstanding the foregoing provisions of this Notice of Special Rate Period, if any VRDP Shares beneficially owned by the LP Holder for federal income tax purposes on such Purchase Date are not successfully remarketed for purchase on such Purchase Date, a Failed Remarketing Condition-Purchased VRDP Shares will be deemed to exist in respect of such VRDP Shares for all purposes of the Articles Supplementary (including Section 10(b) of Part I thereof and the definition of Maximum Rate) and the other Related Documents and, as of such Purchase Date, such VRDP Shares will be deemed beneficially owned by the Liquidity Provider in its capacity as Liquidity Provider, unless the Fund has entered into an Alternate VRDP Shares Purchase Agreement and all VRDP Shares beneficially owned by the LP Holder are subject to purchase by the replacement Liquidity Provider pursuant to the Purchase Obligation of such Liquidity Provider under such Alternate VRDP Shares Purchase Agreement on and as of such Purchase Date. Accordingly, if a Failed Remarketing Condition-Purchased VRDP Shares is so deemed to exist in respect of any VRDP Shares deemed beneficially owned by the Liquidity Provider on such Purchase Date, such VRDP Shares will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents. For the avoidance of doubt, if any VRDP Shares beneficially owned by a Beneficial Owner other than the LP Holder are not successfully remarketed on the Purchase Date relating to the automatic tender described above and are purchased by the Liquidity Provider pursuant to the Purchase Obligation, such VRDP Shares shall constitute Failed Remarketing Condition-Purchased VRDP Shares, such VRDP Shares will thereafter be deemed tendered for  Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents.

4

Other Additional Provisions Applicable During Special Rate Period

During the Special Rate Period, the provisions of the Articles Supplementary relating to Mandatory Tender Events, Mandatory Tenders, Mandatory Purchase Events and Mandatory Purchases shall be inapplicable.

During the Special Rate Period, the first sentence of the first paragraph of Section 12 of Part I of the Articles Supplementary shall be inapplicable.

During the Special Rate Period, the Fund is not required to obtain or maintain any short-term preferred share rating of the VRDP Shares.

Pursuant to Section 4(d)(i) of the Articles Supplementary, accompanying this Notice of Special Rate Period, is a copy of the VRDP Shares Basic Maintenance Report, dated June 16, 2022.

A Notice of Special Rate period may be amended, altered or repealed at any time during the term of the Special Rate Period to which it relates by not less than 30 days’ notice to the Holders, the Liquidity Provider and the Remarketing Agent, provided that any amendment, alteration or repeal that adversely affects the rights of the Holders during such Special Rate Period shall require the consent of the Liquidity Provider, the Remarketing Agent, and the Holders of at least a majority of the VRDP Shares Outstanding at the time. For purposes of the foregoing, except as otherwise set forth in this Amended and Restated Notice of Special Rate Period, no matter shall be deemed to adversely affect the right, preference or power of the VRDP Shares or the Holders thereof unless such matter (i) alters or abolishes the terms of any preferential rights of such shares, (ii) creates, alters or abolishes the terms of any right in respect of redemption of such Shares, or (iii) creates or alters (other than to abolish or to comply with applicable law) the terms of any restriction on transfer applicable to such Shares. Notwithstanding the foregoing, any amendment, alteration or repeal of any provision of this Amended and Restated Notice of Special Rate Period that adversely affects the amount, timing, priority, taxability of any dividend, redemption or other payment or distribution due to the Holders of the VRDP Shares of such Series shall require the affirmative vote or consent of the Total Holders of such Series, in person or by proxy, either in writing or at a meeting, voting as a separate class.

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[Signature Page Follows]

6

IN WITNESS WHEREOF, I have signed this Notice of Special Rate Period as of the date first written above.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.

By:   _
Name: Jonathan Diorio
Title: Vice President

[Signature Page – MYI Notice of SRP]

Schedule 1

Recipients of this Notice of Special Rate Period

The Toronto-Dominion Bank, acting through its New York branch

31 West 52nd Street

New York, NY 10019

Attention:  Rick Fogliano, Head of Municipal Products

Tel:  (212) 827-7172

Fax:  (212) 827-7173

Email:  fundreporting@tdsecurities.com, muniops@tdsecurities.com and TDSFinance-NewYork@tdsecurities.com

TD Securities (USA) LLC

31 West 52nd Street

New York, NY 10019

Attention:  Rick Fogliano, Head of Municipal Products

Tel:  (212) 827-7172

Fax:  (212) 827-7173

Email:  fundreporting@tdsecurities.com, muniops@tdsecurities.com and TDSFinance-NewYork@tdsecurities.com

The Depository Trust Company
LensNotice@dtcc.com

Appendix A

Definitions

The following terms shall have the following meanings:

“Base Rate” means, with respect to an SRP Calculation Period, the SIFMA Municipal Swap Index on the SRP Calculation Date for such SRP Calculation Period.

“Maximum Rate” means 15% per annum, exclusive of any applicable Gross-up Payment or increased dividend payment relating to the inclusion in any dividend of net capital gains or ordinary income taxable for regular federal income tax purposes, in each case due and payable in accordance with the Articles Supplementary.

“Ratings Spread” means, with respect to an SRP Calculation Period, the percentage per annum set forth below opposite the highest applicable credit rating assigned to the VRDP Shares, unless the lowest applicable rating is below A3/A-, in which case the Ratings Spread shall mean the percentage per annum set forth below opposite the lowest applicable credit rating assigned to the VRDP Shares by Moody’s, Fitch or any Other Rating Agency, in each case rating the VRDP Shares at the request of the Fund, on the SRP Calculation Date for such SRP Calculation Period:

Moody’s/Fitch*	MYI Percentage
Aa3/AA- to Aa1/AA+	0.90%
A3/A- to A1/A+	1.60%
Baa3/BBB- to Baa1/BBB+	2.35%
Non-investment grade or Unrated	3.35%

* The applicable spread is determined by the higher of the two credit ratings assigned to the VRDP Shares by Moody’s and Fitch, unless the VRDP Shares are rated at or below A3/A-, in which case the applicable spread will be based on the lower of the two credit ratings assigned to the VRDP Shares by Moody’s and Fitch.

“SRP Calculation Date” means (i) with respect to the SRP Initial Calculation Period,  the Business Day immediately preceding the Special Rate Period Commencement Date and (ii) with respect to any SRP Subsequent Calculation Period, the last day of the immediately preceding SRP Calculation Period, provided that the next succeeding SRP Calculation Date will be determined without regard to any prior extension of a SRP Calculation Date to a Business Day.

“SRP Calculation Period” means the SRP Initial Calculation Period and any SRP Subsequent Calculation Period.

A-1

“SRP Initial Calculation Period” means, with respect to the VRDP Shares, the period commencing on, and including, the Special Rate Period Commencement Date and ending on, and including, the next succeeding Wednesday, or, if such day is not a Business Day, the next succeeding Business Day.

“SRP Subsequent Calculation Period” means, with respect to the VRDP Shares, the period from, and including, the first day following a SRP Calculation Date to, and including, the next succeeding Wednesday, or, if such day is not a Business Day, the next succeeding Business Day.

“Total Holders” means, with respect to any Series of VRDP Shares, the Holders  of 100% of the aggregate Outstanding amount of the VRDP Shares of such Series.

A-2